Schedule I Condensed financial information of parent company	12 Months Ended
Dec. 31, 2011
Schedule I Condensed financial information of parent company
Schedule I Condensed financial information of parent company

Additional information—Financial statement schedule I
Condensed financial information of parent company
Balance sheets
(In U.S. dollar thousands)

	As of December 31, 2010	As of December 31, 2011
Assets
Cash and cash equivalents	$140	$393
Restricted cash	—	—
Amounts due from subsidiaries	237,386	241,918
Prepaid expenses and other current assets	330	688
Investments in subsidiaries	107,447	63,436
Total assets	345,303	306,435

Liabilities and shareholders’ equity
Accrued expenses and other current liabilities	3,099	3,077
Income taxes payable	733	424
Total liabilities	3,832	3,501
Ordinary shares	20	20
Additional paid-in capital	255,312	255,312
Statutory non-distributable reserves	37,119	37,119
Retained earnings	14,229	(29,630)
Accumulated other comprehensive income	34,791	40,113
Total shareholders’ equity	341,471	302,934
Total liabilities and shareholders’ equity	$345,303	$306,435

Additional information—Financial statement schedule I
Condensed financial information of parent company
Statements of operations
(In U.S. dollar thousands)

	Year ended
	December 31, 2009	December 31, 2010	December 31, 2011
Management fee received from a subsidiary	$433	$—	$—
Operating expenses:
Selling and marketing expenses	(57)	—	—
General and administrative expenses	(2,943)	(1,869)	(2,362)
Total operating expenses	(3,000)	(1,869)	(2,362)
Loss from operations	(2,567)	(1,869)	(2,362)
Interest income	3,800	3,332	1,236
Other income	767	767	767
Exchange differences	521	—	—
Equity in earnings (loss) of subsidiaries	2,125	(76,291)	(43,376)
Net income (loss) before provision for income taxes	4,646	(74,061)	(43,735)
Provision for income taxes	(471)	(262)	(124)
Net income (loss)	$4,175	$(74,323)	$(43,859)

Additional information — Financial statement schedule I
Condensed financial information of parent company
Statements of changes in equity and comprehensive income
(In U.S. dollar thousands, except for share and share-related data)

	Ordinary share
	Shares	Amount	Additional paid-in capital	Statutory non- distributable reserves	Retained earnings	Accumulated other comprehensive income	Total equity	Total comprehensive income
Balance as of January 1, 2009	205,789,800	$21	$256,502	$32,597	$166,070	$27,416	$482,606	$—
Amortization of deferred share-based compensation expense	—	—	809	—	—	—	809	—
Net income	—	—	—	—	4,175	—	4,175	4,175
Statutory non-distributable reserves	—	—	—	4,522	(4,522)	—	—	—
Dividends	—	—	—	—	(77,171)	—	(77,171)	—
Foreign currency translation adjustment	—	—	—	—	—	319	319	319
Balance as of December 31, 2009	205,789,800	$21	$257,311	$37,119	$88,552	$27,735	$410,738	$4,494
Repurchase of ordinary shares	(1,414,574)	(1)	(1,999)	—	—	—	(2,000)	—
Net loss	—		—	—	(74,323)	—	(74,323)	(74,323)
Foreign currency translation adjustment	—	—	—	—	—	7,056	7,056	7,056
Balance as of December 31, 2010	204,375,226	$20	$255,312	$37,119	14,229	$34,791	$341,471	$(67,267)
Net loss	—		—	—	(43,859)	—	(43,859)	(43,859)
Foreign currency translation adjustment	—		—	—	—	5,322	5,322	5,322
Balance as of December 31, 2011	204,375,226	$20	$255,312	$37,119	(29,630)	$40,113	$302,934	$(38,537)

Additional information—Financial statement schedule I
Condensed financial information of parent company
Statements of cash flows
(In U.S. dollar thousands)

	Year ended
	December 31, 2009	December 31, 2010	December 31, 2011
Cash flow from operating activities:
Net income (loss)	$4,175	$(74,323)	$(43,859)
Adjustments to reconcile net income to net cash used in operating activities:
Share-based compensation	809	—	—
Equity in earnings (loss) of subsidiaries	(2,125)	76,291	43,376
Changes in assets and liabilities	(32,888)	(294)	5,268

Net cash used in operating activities	(30,029)	1,674	4,785

Cash flow from investing activities:
Dividend received from subsidiaries	80,450	—	—
Decrease (increase) in restricted cash	(650)	40,500	—
Advances to subsidiaries	—	(41,692)	(4,532)
Net cash (used in) provided by investing activities	79,800	(1,192)	(4,532)
Cash flow from financing activities:
Proceeds from issuance of ordinary shares, net of issuance expenses	—	—	—
Repurchase of ordinary shares	—	(2,000)	—
Dividend paid	(77,171)	—	—
Cash provided by (used in) financing activities	(77,171)	(2,000)	—
Net increase (decrease) in cash and cash equivalents	(27,400)	(1,518)	253
Cash and cash equivalents at beginning of the year	29,058	1,658	140
Cash and cash equivalents at end of the year	$1,658	$140	$393

Additional information — Financial statement schedule I
Notes to Additional Information

1.                                       Basis for Preparation

The Condensed Financial Information of the Company only has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Company has used equity method to account for its investment in its subsidiary, FSHL.

2.                                       Investments in Subsidiaries

The Company and its subsidiaries were included in the consolidated financial statements where inter-company balances and transactions were eliminated upon consolidation. For purpose of the Company’s stand-alone financial statements, its investments in subsidiaries were reported using the equity method of accounting. The Company’s share of income and losses from its subsidiaries were reported as shares of earnings (loss) of subsidiaries in the accompanying financial statements. The Company will cease to record any loss incurred by the subsidiaries when the Company’s investments in the subsidiaries are reduced to zero as the Company does not have the obligations to fund the loss of the subsidiaries.